Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Sep. 30, 2024 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
Remainder of 2024	¥ 6,535,093	$ 931,243
2025	5,973,967	851,283
2026	2,319,137	330,474
2027	1,297,800	184,935
2028 and thereafter	485,421	69,173
Future minimum payments under non-cancelable agreements	¥ 16,611,418	$ 2,367,108